Goodwill and Other Intangible Assets - Summary of Goodwill and Other Intangible Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	$ 1,293	$ 1,376
Additions	33	52
Exchange and other adjustments	(5)	7
Ending balance	1,195	1,293
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	2,009	1,977
Additions	33	52
Disposals	(40)	(29)
Exchange and other adjustments	(5)	9
Ending balance	1,997	2,009
Amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(716)	(601)
Provided	(32)	(38)
System Fund expense	(83)	(53)
Impairment charge		(48)
System Fund Impairment Charge Intangible Assets And Goodwill		(4)
Disposals	28	29
Exchange and other adjustments	1	(1)
Ending balance	(802)	(716)
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	346	339
Ending balance	341	346
Goodwill [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	537	529
Exchange and other adjustments	(5)	8
Ending balance	532	537
Goodwill [member] | Amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(191)	(190)
Exchange and other adjustments	0	(1)
Ending balance	(191)	(191)
Brands [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	439	439
Ending balance	439	439
Brands [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	439	439
Ending balance	439	439
Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	484	524
Ending balance	393	484
Software [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	886	864
Additions	32	50
Disposals	(40)	(29)
Exchange and other adjustments		1
Ending balance	878	886
Software [member] | Amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(402)	(340)
Provided	(30)	(36)
System Fund expense	(82)	(51)
System Fund Impairment Charge Intangible Assets And Goodwill		(4)
Disposals	28	29
Exchange and other adjustments	1	0
Ending balance	(485)	(402)
Management contracts [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	10	59
Ending balance	9	10
Management contracts [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	122	122
Ending balance	122	122
Management contracts [member] | Amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(112)	(63)
Provided	(1)	(1)
Impairment charge		(48)
Ending balance	(113)	(112)
Other intangibles [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	14	15
Ending balance	13	14
Other intangibles [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	25	23
Additions	1	2
Ending balance	26	25
Other intangibles [member] | Amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(11)	(8)
Provided	(1)	(1)
System Fund expense	(1)	(2)
Ending balance	$ (13)	$ (11)